Related Party Balance and Transactions (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Nanchang Institute Of Science Technology [Member]
Related Party Transaction [Line Items]
Nature of subsidiaries	Sales made during the year
Related Party Transaction, Amounts of Transaction	$ 815,372
A I Soft Cloud L L C [Member]
Related Party Transaction [Line Items]
Nature of subsidiaries	Sales made during the year
Related Party Transaction, Amounts of Transaction	$ 710,280
Link Door Smart Company [Member]
Related Party Transaction [Line Items]
Nature of subsidiaries	Sales made during the year
Related Party Transaction, Amounts of Transaction	$ 532,055
Ms Wei Hu [Member]
Related Party Transaction [Line Items]
Nature of subsidiaries	Share-based compensation
Related Party Transaction, Amounts of Transaction	$ 225,390
Mr Xili Huang [Member]
Related Party Transaction [Line Items]
Nature of subsidiaries	Share-based compensation
Related Party Transaction, Amounts of Transaction	$ 225,390